Operating Segments - Segment Results for Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Disclosure of operating segments [Line Items]
Revenue		$ 1,224,262		$ 1,109,800		$ 912,643
Payments to repair centers		62,240		82,954		43,942
Revenue less repair payments (non-GAAP)		1,162,022		1,026,846		868,701
Depreciation		50,125		50,003		48,923
Other costs		871,195		757,068		632,772
Other income, net		(16,005)		(13,867)		(12,464)
Finance expense		18,819		13,387		14,827
Income tax expense		27,201		32,439		30,074
Segment profit/(loss)		210,687		187,816		154,569
Amortization of intangible assets		23,646		11,550		13,722
Share-based compensation expense		49,733		44,165		38,230
Profit after tax		137,308		132,101		102,617
Addition to non-current assets		224,627	[1]	41,326	[1]	48,598
Total assets, net of elimination		1,504,448		1,164,492		1,106,148
Total liabilities, net of elimination		703,312		410,489		422,056
External customers [member]
Disclosure of operating segments [Line Items]
Revenue		1,224,262		1,109,800		912,643
Operating segments [member]
Disclosure of operating segments [Line Items]
Segment operating profit/(loss)		240,702		219,775		187,006
Segment profit/(loss) before income taxes		237,888		220,255		184,643
Operating segments [member] | WNS Global BPM [member]
Disclosure of operating segments [Line Items]
Revenue		1,153,254		1,014,671		858,368
Revenue less repair payments (non-GAAP)		1,153,254		1,014,671		858,368
Depreciation		49,499		49,277		48,302
Other costs		860,998		742,745		620,487
Segment operating profit/(loss)		242,757		222,649		189,579
Other income, net		(15,433)		(13,134)		(11,847)
Finance expense		18,770		13,323		14,758
Segment profit/(loss) before income taxes		239,420		222,460		186,668
Income tax expense		27,408		32,703		29,661
Segment profit/(loss)		212,012		189,757		157,007
Addition to non-current assets		227,810	[1]	39,094	[1]	46,806
Total assets, net of elimination		1,402,064		1,044,865		979,281
Total liabilities, net of elimination		626,682		319,936		329,192
Operating segments [member] | WNS Global BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue		1,152,508		1,013,677		858,023
Operating segments [member] | WNS Auto Claims BPM [member]
Disclosure of operating segments [Line Items]
Revenue		71,754		96,123		54,620
Payments to repair centers		62,240		82,954		43,942
Revenue less repair payments (non-GAAP)		9,514		13,169		10,678
Depreciation		626		726		621
Other costs		10,943		15,317		12,630
Segment operating profit/(loss)		(2,055)		(2,874)		(2,573)
Other income, net		(572)		(733)		(617)
Finance expense		49		64		69
Segment profit/(loss) before income taxes		(1,532)		(2,205)		(2,025)
Income tax expense		(207)		(264)		413
Segment profit/(loss)		(1,325)		(1,941)		(2,438)
Addition to non-current assets		1,242	[1]	2,232	[1]	1,792
Total assets, net of elimination		102,384		119,627		126,867
Total liabilities, net of elimination		76,630		90,553		92,864
Operating segments [member] | WNS Auto Claims BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue		71,754		96,123		54,620
Inter segments [member]
Disclosure of operating segments [Line Items]
Revenue		(746)	[2]	(994)	[2]	(345)
Revenue less repair payments (non-GAAP)		(746)	[2]	(994)	[2]	(345)
Other costs		(746)	[2]	$ (994)	[2]	$ (345)
Addition to non-current assets	[1]	$ (4,425)

[1]	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.
[2]	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.